UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07489

                      Oppenheimer International Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: November 30

                      Date of reporting period: 02/28/2009

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
COMMON STOCKS--90.8%
CONSUMER DISCRETIONARY--11.1%
AUTOMOBILES--2.1%
Bayerische Motoren Werke (BMW) AG                      156,248   $     3,915,114
Honda Motor Co.                                        704,246        16,918,487
Toyota Motor Corp.                                     536,352        17,127,978
                                                                 ---------------
                                                                      37,961,579
                                                                 ---------------
DIVERSIFIED CONSUMER SERVICES--0.5%
Dignity plc                                            916,910         8,138,410
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE--1.2%
Carnival Corp.                                         586,460        11,471,158
Enterprise Inns plc                                  3,096,290         2,174,132
William Hill plc                                     2,263,374         7,655,072
                                                                 ---------------
                                                                      21,300,362
                                                                 ---------------
HOUSEHOLD DURABLES--0.5%
SEB SA                                                 348,983         8,211,365
                                                                 ---------------
MEDIA--2.2%
British Sky Broadcasting Group plc                   1,392,478         9,338,179
Grupo Televisa SA, Sponsored GDR                       664,940         8,092,320
Mediaset SpA                                           740,125         3,288,391
Vivendi SA                                             552,947        13,245,046
Zee Entertainment Enterprises Ltd.                   2,678,500         5,551,637
                                                                 ---------------
                                                                      39,515,573
                                                                 ---------------
MULTILINE RETAIL--0.3%
Pinault-Printemps-Redoute SA                            73,380         4,399,583
                                                                 ---------------
SPECIALTY RETAIL--1.7%
Hennes & Mauritz AB, Cl. B                             304,685        11,416,935
Industria de Diseno Textil SA                          488,340        18,529,432
                                                                 ---------------
                                                                      29,946,367
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS--2.6%
Burberry Group plc                                   3,206,843        11,729,336
Compagnie Financiere Richemont SA, Cl. A               484,582         6,350,932
Luxottica Group SpA                                    662,150         8,721,778
LVMH Moet Hennessey Louis Vuitton                      184,410        10,609,186
Swatch Group AG (The), Cl. B                            82,107         9,133,811
                                                                 ---------------
                                                                      46,545,043
                                                                 ---------------
CONSUMER STAPLES--5.7%
BEVERAGES--1.5%
C&C Group plc                                        3,185,826         3,796,497
Heineken NV                                            280,195         7,555,461
Pernod-Ricard SA                                       289,292        15,908,937
                                                                 ---------------
                                                                      27,260,895
                                                                 ---------------
FOOD & STAPLES RETAILING--0.6%
Woolworths Ltd.                                        634,332        10,522,646
                                                                 ---------------
FOOD PRODUCTS--2.1%
Barry Callebaut AG                                      58,120        25,213,403
Nestle SA                                              349,267        11,446,678
                                                                 ---------------
                                                                      36,660,081


                   1 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
HOUSEHOLD PRODUCTS--0.7%
Reckitt Benckiser Group plc                            336,419   $    12,974,758
                                                                 ---------------
PERSONAL PRODUCTS--0.4%
L'Oreal SA                                              96,233         6,237,616
                                                                 ---------------
TOBACCO--0.4%
British American Tobacco plc                           304,301         7,828,393
                                                                 ---------------
ENERGY--6.1%
ENERGY EQUIPMENT & SERVICES--1.6%
Saipem SpA                                             313,900         4,876,203
Technip SA                                             700,912        22,931,232
                                                                 ---------------
                                                                      27,807,435
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS--4.5%
BG Group plc                                         2,487,577        35,496,690
BP plc, ADR                                            378,795        14,530,576
Total SA                                               470,194        22,250,461
Tsakos Energy Navigation Ltd.                          497,650         8,320,708
                                                                 ---------------
                                                                      80,598,435
                                                                 ---------------
FINANCIALS--6.8%
CAPITAL MARKETS--2.8%
3i Group plc                                         1,407,670         4,000,345
Collins Stewart plc                                 12,150,758        11,089,315
Credit Suisse Group AG                                 294,953         7,243,371
ICAP plc                                             4,423,002        14,785,682
Reinet Investments SCA(1)                               54,825           501,821
Tullett Prebon plc                                   6,232,818        11,510,530
                                                                 ---------------
                                                                      49,131,064
                                                                 ---------------
COMMERCIAL BANKS--0.2%
ICICI Bank Ltd., Sponsored ADR                         343,790         4,283,623
                                                                 ---------------
INSURANCE--2.7%
Allianz SE                                              63,169         4,300,639
AMP Ltd.                                             1,839,969         5,623,919
Prudential plc                                       2,992,775        11,951,006
QBE Insurance Group Ltd.                             1,857,302        22,360,260
QBE Insurance Group Ltd., Legend Shares                275,500         3,316,774
                                                                 ---------------
                                                                      47,552,598
                                                                 ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.7%
Solidere, GDR(2)                                        74,732         1,086,021
Solidere, GDR(2, 3)                                    785,925        11,421,227
                                                                 ---------------
                                                                      12,507,248
                                                                 ---------------
THRIFTS & MORTGAGE FINANCE--0.4%
Housing Development Finance Corp. Ltd.                 128,000         3,162,181
Paragon Group Cos. plc                               5,650,372         3,773,993
                                                                 ---------------
                                                                       6,936,174
                                                                 ---------------
HEALTH CARE--17.6%
BIOTECHNOLOGY--3.3%
CSL Ltd.                                             1,035,300        24,029,319
Grifols SA                                             985,100        15,537,517
Marshall Edwards, Inc.(1, 4, 5)                      2,824,863         1,101,697
                                                                 ---------------


                   2 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
BIOTECHNOLOGY CONTINUED
Marshall Edwards, Inc.(1, 3, 5)                      1,565,438   $       610,521
NeuroSearch AS(1)                                      686,367         9,343,491
NicOx SA(1)                                            389,140         3,878,102
Santhera Pharmaceuticals(1)                            102,843         3,472,495
                                                                 ---------------
                                                                      57,973,142
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES--7.7%
DiaSorin SpA                                           679,134        14,550,412
Essilor International SA                               354,376        12,309,714
Nobel Biocare Holding AG                               182,387         2,903,839
Smith & Nephew plc                                   1,805,519        12,798,096
Sonova Holding AG                                      196,187         9,668,060
Straumann Holding AG                                    85,497        14,032,076
Synthes, Inc.                                          424,369        49,262,136
Terumo Corp.                                           448,880        13,786,040
William Demant Holding AS(1)                           238,805         7,569,221
                                                                 ---------------
                                                                     136,879,594
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES--2.2%
Sonic Healthcare Ltd.                                5,004,894        38,184,937
                                                                 ---------------
HEALTH CARE TECHNOLOGY--0.0%
Ortivus AB, Cl. B(1, 5)                              1,638,150           657,492
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES--0.5%
Art Advanced Research Technologies, Inc.
   (1, 4, 5)                                         1,901,125            82,190
Art Advanced Research Technologies, Inc.
   (1, 5)                                            1,721,500            74,424
Art Advanced Research Technologies, Inc.,
   Legend Shares(1, 4, 5)                            6,078,506           262,787
Art Advanced Research Technologies, Inc.,
   Series 1(1, 5)                                    3,124,013           135,058
Art Advanced Research Technologies, Inc.,
   Series 2(1, 5)                                      976,420            42,213
Art Advanced Research Technologies, Inc.,
   Series 4, Legend Shares(1, 5)                     8,304,084           359,004
Art Advanced Research Technologies, Inc.,
   Series 5, Legend Shares(1, 5)                     7,080,531           306,107
BTG plc(1)                                           3,343,621         6,641,577
Tyrian Diagnostics Ltd.(1, 5)                       29,874,634           477,585
                                                                 ---------------
                                                                       8,380,945
                                                                 ---------------
PHARMACEUTICALS--3.9%
Astellas Pharma, Inc.                                  163,105         5,413,743
GlaxoSmithKline plc                                    222,549         3,405,842
Novogen Ltd.(1, 5)                                   7,633,456         2,977,548
Oxagen Ltd.(1, 4, 5)                                   214,287             2,143
Roche Holding AG(6)                                    236,228        26,856,712
Sanofi-Aventis SA                                      238,377        12,319,393
Shionogi & Co. Ltd.                                    552,200         8,960,173
Takeda Pharmaceutical Co. Ltd.                         249,050        10,060,694
                                                                 ---------------
                                                                      69,996,248
                                                                 ---------------
INDUSTRIALS--16.5%
AEROSPACE & DEFENSE--0.6%
Empresa Brasileira de Aeronautica SA                 3,659,446         9,977,247


                   3 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
AIR FREIGHT & LOGISTICS--0.2%
Toll Holdings Ltd.                                     943,801   $     3,190,631
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES--5.3%
Aggreko plc                                          2,151,860        10,952,866
Capita Group plc                                     5,087,382        48,359,698
Experian plc                                         2,599,590        15,430,196
Prosegur Compania de Seguridad SA                      722,655        18,689,353
                                                                 ---------------
                                                                      93,432,113
                                                                 ---------------
CONSTRUCTION & ENGINEERING--1.5%
Koninklijke Boskalis Westminster NV                    194,578         3,741,765
Leighton Holdings Ltd.                                 359,290         4,308,149
Maire Tecnimont SpA                                  3,771,454         6,289,191
Outotec OYJ                                            273,900         4,091,481
Trevi Finanziaria SpA                                  627,881         3,673,518
Vinci SA                                               150,781         4,898,748
                                                                 ---------------
                                                                      27,002,852
                                                                 ---------------
ELECTRICAL EQUIPMENT--4.7%
ABB Ltd.                                             3,164,659        38,254,190
Alstom                                                 531,400        25,316,184
Ceres Power Holdings plc(1, 5)                       5,141,121         7,801,621
Ushio, Inc.                                            961,850        12,734,132
                                                                 ---------------
                                                                      84,106,127
                                                                 ---------------
INDUSTRIAL CONGLOMERATES--1.2%
Koninklijke (Royal) Philips Electronics NV             556,410         8,983,115
Siemens AG                                             254,564        13,060,473
                                                                 ---------------
                                                                      22,043,588
                                                                 ---------------
MACHINERY--1.5%
Aalberts Industries NV                               2,809,860        14,206,913
Demag Cranes AG(6)                                     373,575         7,362,744
Takeuchi Mfg. Co. Ltd.                                 607,029         4,071,839
                                                                 ---------------
                                                                      25,641,496
                                                                 ---------------
TRADING COMPANIES & DISTRIBUTORS--1.5%
Bunzl plc                                            3,023,059        25,045,485
Wolseley plc                                           704,510         1,793,271
                                                                 ---------------
                                                                      26,838,756
                                                                 ---------------
INFORMATION TECHNOLOGY--22.2%
COMMUNICATIONS EQUIPMENT--4.7%
Nokia Oyj                                              397,925         3,748,112
Tandberg ASA                                         3,121,605        40,194,750
Telefonaktiebolaget LM Ericsson, B Shares            4,682,686        38,543,179
                                                                 ---------------
                                                                      82,486,041
                                                                 ---------------
COMPUTERS & PERIPHERALS--0.0%
Logitech International SA(1)                            71,498           607,617
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--5.8%
Hoya Corp.                                           1,166,910        21,120,121
Ibiden Co. Ltd.                                        369,283         7,055,438
Keyence Corp.                                          139,274        26,460,950
Nidec Corp.                                            746,885        30,922,021
Nippon Electric Glass Co. Ltd.                         592,475         3,811,874


                   4 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Omron Corp.                                            497,118   $     5,723,924
Phoenix Mecano AG                                       31,377         8,019,595
                                                                 ---------------
                                                                     103,113,923
                                                                 ---------------
INTERNET SOFTWARE & SERVICES--2.5%
United Internet AG                                   1,064,932         7,533,368
Yahoo! Japan Corp.                                     129,629        37,396,313
                                                                 ---------------
                                                                      44,929,681
                                                                 ---------------
IT SERVICES--1.1%
Infosys Technologies Ltd.                              845,178        20,142,247
                                                                 ---------------
OFFICE ELECTRONICS--1.0%
Canon, Inc.                                            693,860        17,523,838
                                                                 ---------------
SOFTWARE--7.1%
Autonomy Corp. plc(1)                                3,026,519        52,686,353
Compugroup Holding AG(1)                               766,645         3,936,248
Nintendo Co. Ltd.                                      125,919        35,691,671
Sage Group plc (The)                                 2,775,340         6,782,204
SAP AG                                                 436,019        14,161,773
Square Enix Holdings Co. Ltd.                          206,174         3,606,511
Temenos Group AG(1)                                    933,700         8,753,084
                                                                 ---------------
                                                                     125,617,844
                                                                 ---------------
MATERIALS--3.0%
CHEMICALS--1.4%
Filtrona plc                                         5,220,809         8,595,216
Nufarm Ltd.                                          1,562,177        10,043,379
Sika AG                                                 10,264         7,001,472
                                                                 ---------------
                                                                      25,640,067
                                                                 ---------------
METALS & MINING--1.6%
Impala Platinum Holdings Ltd.                        1,482,220        17,394,999
Rio Tinto plc                                          427,472        10,954,216
                                                                 ---------------
                                                                      28,349,215
                                                                 ---------------
TELECOMMUNICATION SERVICES--1.5%
WIRELESS TELECOMMUNICATION SERVICES--1.5%
KDDI Corp.                                               2,567        13,394,891
Vodafone Group plc                                   7,224,128        12,841,681
                                                                 ---------------
                                                                      26,236,572
                                                                 ---------------
UTILITIES--0.3%
ELECTRIC UTILITIES--0.3%
Fortum Oyj                                             337,580         5,837,463
                                                                 ---------------
Total Common Stocks (Cost $2,139,705,352)                          1,611,108,924
                                                                 ---------------
PREFERRED STOCKS--2.5%
Ceres, Inc.:
Cv., Series C(1, 4, 5)                                 600,000         3,900,000
Cv., Series C-1(1, 4, 5)                                64,547           419,556
Cv., Series D(1, 4, 5)                                 459,800         2,988,700
Cv., Series F(1, 4, 5)                               1,900,000        12,350,000
                                                                 ---------------
Companhia Vale do Rio Doce, Sponsored ADR            1,796,300        20,028,744


                   5 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

                                                    SHARES            VALUE
                                               ---------------   ---------------
Porsche Automobil Holding, Preference                  124,092   $     5,126,976
                                                                 ---------------
Total Preferred Stocks (Cost $38,271,824)                             44,813,976

                                                    UNITS
                                               ---------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Ceres, Inc., Cv., Series F Wts., Strike
   Price $6.50, Exp. 9/6/15(1, 4, 5)                   380,000                --
Marshall Edwards, Inc. Wts., Strike Price
   $3.60, Exp. 8/6/12(1, 5)                             55,000            81,463
Marshall Edwards, Inc. Wts., Strike Price
   $4.35, Exp. 7/11/10(1, 5)                           355,403            87,347
                                                                 ---------------
Total Rights, Warrants and Certificates
   (Cost $0)                                                             168,810

                                                    SHARES
                                               ---------------
INVESTMENT COMPANY--6.5%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 0.82%(5, 7) (Cost $114,867,052)          114,867,052       114,867,052
                                                                 ---------------
Total Investments, at Value (excluding
   Investments Purchased with Cash
   Collateral from Securities Loaned)
   (Cost $2,292,844,228)                                           1,770,958,762
                                                                 ---------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
   FROM SECURITIES LOANED--2.1%(8)
OFI Liquid Assets Fund, LLC, 1.22%(5, 7)
   (Cost $36,969,672)                               36,969,672        36,969,672
                                                                 ---------------
Total Investments, at Value
   (Cost $2,329,813,900)                                 101.9%    1,807,928,434
                                                                 ---------------
Liabilities in Excess of Other Assets                     (1.9)      (33,463,774)
                                               ---------------   ---------------
Net Assets                                               100.0%  $ 1,774,464,660
                                               ===============   ===============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

(3.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $12,031,748 or 0.68% of the Fund's net assets as of February 28, 2009.

(4.) Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of February 28, 2009 was $21,107,073, which represents 1.19% of the Fund's net assets, of which $8,494,286 is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                         UNREALIZED
                                             ACQUISITION                                APPRECIATION
SECURITY                                        DATES           COST         VALUE     (DEPRECIATION)
--------                                   --------------   -----------   ----------   --------------
Art Advanced Research Technologies, Inc.          6/19/01   $ 7,500,000   $   82,190    $ (7,417,810)
Ceres, Inc., Cv., Series C                         1/6/99     2,400,000    3,900,000       1,500,000
Ceres, Inc., Cv., Series C-1               2/6/01-3/21/06       258,188      419,556         161,368
Ceres, Inc., Cv., Series D                 3/15/01-3/9/06     2,758,800    2,988,700         229,900
Marshall Edwards, Inc.                     5/6/02-9/26/08     9,269,925    1,101,697      (8,168,228)
Oxagen Ltd.                                      12/20/00     2,210,700        2,143      (2,208,557)
                                                            -----------   ----------    ------------
                                                            $24,397,613   $8,494,286    $(15,903,327)
                                                            ===========   ==========    ============


                   6 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

(5.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES/UNITS        GROSS         GROSS         SHARES/UNITS
                                                       NOVEMBER 30, 2008    ADDITIONS     REDUCTIONS   FEBRUARY 28, 2009
                                                       -----------------   -----------   -----------   -----------------
Art Advanced Research Technologies, Inc.                    1,901,125               --            --         1,901,125
Art Advanced Research Technologies, Inc.                    1,721,500               --            --         1,721,500
Art Advanced Research Technologies, Inc., Legend
   Shares                                                   6,078,506               --            --         6,078,506
Art Advanced Research Technologies, Inc., Series 1          3,124,013               --            --         3,124,013
Art Advanced Research Technologies, Inc., Series 2            976,420               --            --           976,420
Art Advanced Research Technologies, Inc., Series 4,
   Legend Shares                                            8,304,084               --            --         8,304,084
Art Advanced Research Technologies, Inc., Series 5,
   Legend Shares                                            7,080,531               --            --         7,080,531
Ceres, Inc., Cv., Series C                                    600,000               --            --           600,000
Ceres, Inc., Cv., Series C-1                                   64,547               --            --            64,547
Ceres, Inc., Cv., Series D                                    459,800               --            --           459,800
Ceres, Inc., Cv., Series F                                  1,900,000               --            --         1,900,000
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50,
   Exp. 9/6/15                                                380,000               --            --           380,000
Ceres Power Holdings plc                                    4,914,785          226,336            --         5,141,121
Marshall Edwards, Inc.                                      2,824,863               --            --         2,824,863
Marshall Edwards, Inc.                                      1,565,438               --            --         1,565,438
Marshall Edwards, Inc. Wts., Strike Price $3.60,
   Exp. 8/6/12                                                 55,000               --            --            55,000
Marshall Edwards, Inc. Wts., Strike Price $4.35,
   Exp. 7/11/10                                               355,403               --            --           355,403
Novogen Ltd.                                                7,633,456               --            --         7,633,456
OFI Liquid Assets Fund, LLC                                 8,976,200       65,434,612    37,441,140        36,969,672
Oppenheimer Institutional Money Market Fund, Cl. E        181,558,335      124,369,416   191,060,699       114,867,052
Ortivus AB, Cl. B                                           1,638,150               --            --         1,638,150
Oxagen Ltd.                                                   214,287               --            --           214,287
Tyrian Diagnostics Ltd.                                    29,874,634               --            --        29,874,634

                                                           VALUE       INCOME
                                                       ------------   --------
Art Advanced Research Technologies, Inc.               $     82,190   $     --
Art Advanced Research Technologies, Inc.                     74,424         --
Art Advanced Research Technologies, Inc., Legend
   Shares                                                   262,787         --
Art Advanced Research Technologies, Inc., Series 1          135,058         --
Art Advanced Research Technologies, Inc., Series 2           42,213         --
Art Advanced Research Technologies, Inc., Series 4,
   Legend Shares                                            359,004         --
Art Advanced Research Technologies, Inc., Series 5,
   Legend Shares                                            306,107         --
Ceres, Inc., Cv., Series C                                3,900,000         --
Ceres, Inc., Cv., Series C-1                                419,556         --
Ceres, Inc., Cv., Series D                                2,988,700         --
Ceres, Inc., Cv., Series F                               12,350,000         --
Ceres, Inc., Cv., Series F Wts., Strike Price $6.50,
   Exp. 9/6/15                                                   --         --
Ceres Power Holdings plc                                  7,801,621         --
Marshall Edwards, Inc.                                    1,101,697         --
Marshall Edwards, Inc.                                      610,521         --
Marshall Edwards, Inc. Wts., Strike Price $3.60,
   Exp. 8/6/12                                               81,463         --
Marshall Edwards, Inc. Wts., Strike Price $4.35,
   Exp. 7/11/10                                              87,347         --
Novogen Ltd.                                              2,977,548         --
OFI Liquid Assets Fund, LLC                              36,969,672    116,682(a)
Oppenheimer Institutional Money Market Fund, Cl. E      114,867,052    572,198
Ortivus AB, Cl. B                                           657,492         --
Oxagen Ltd.                                                   2,143         --
Tyrian Diagnostics Ltd.                                     477,585         --
                                                       ------------   --------
                                                       $186,554,180   $688,880
                                                       ============   ========

(a.) Net of compensation to the securities lending agent and rebates paid to the borrowing counterparties.

(6.) Partial or fully-loaned security. See accompanying Notes.


                   7 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

(7.) Rate shown is the 7-day yield as of February 28, 2009.

(8.) The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

          1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

          2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

          3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of February 28, 2009:

                                                                    OTHER
                                               INVESTMENTS IN     FINANCIAL
VALUATION DESCRIPTION                            SECURITIES     INSTRUMENTS*
---------------------                          --------------   ------------
Level 1--Quoted Prices                         $  777,104,700     $    --
Level 2--Other Significant Observable Inputs    1,011,163,335      (6,619)
Level 3--Significant Unobservable Inputs           19,660,399          --
                                               --------------     -------
   Total                                       $1,807,928,434     $(6,619)
                                               ==============     =======

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 28, 2009 ARE AS FOLLOWS:

                              CONTRACT
                       BUY/    AMOUNT          EXPIRATION                  UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION   SELL    (000S)            DATES          VALUE     APPRECIATION   DEPRECIATION
--------------------   ----   --------       -------------   ----------   ------------   ------------
Euro (EUR)             Buy         342 EUR          3/2/09   $  433,833      $   --         $2,085
Japanese Yen (JPY)     Sell    173,194 JPY   3/2/09-3/3/09    1,774,658       3,209          7,679
Swiss Franc (CHF)      Buy          13 CHF   3/2/09-3/3/09       10,748          --             64
                                                                             ------         ------
Total unrealized
  appreciation and
  depreciation                                                               $3,209         $9,828
                                                                             ======         ======

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

GEOGRAPHIC HOLDINGS            VALUE       PERCENT
-------------------       --------------   -------
United Kingdom            $  364,682,470     20.2%
Japan                        291,780,638     16.1
Switzerland                  228,219,471     12.6
United States                184,847,166     10.2
France                       162,515,567      9.0
Australia                    135,989,363      7.5
Germany                       59,397,335      3.3
Spain                         52,756,302      2.9
Sweden                        50,617,606      2.8
Italy                         41,399,493      2.3


                   8 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

Norway                        40,194,750      2.2
The Netherlands               34,487,254      1.9
India                         33,139,688      1.8
Brazil                        30,005,991      1.7
South Africa                  17,394,999      1.0
Denmark                       16,912,712      0.9
Jersey, Channel Islands       15,430,196      0.9
Finland                       13,677,056      0.8
Lebanon                       12,507,248      0.7
Bermuda                        8,320,708      0.5
Mexico                         8,092,320      0.4
Ireland                        3,796,497      0.2
Canada                         1,261,783      0.1
Luxembourg                       501,821      0.0
                          --------------    -----
Total                     $1,807,928,434    100.0%
                          ==============    =====

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.


                   9 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS IN OFI LIQUID ASSETS FUND, LLC. The Fund is permitted to invest cash collateral received in connection with its securities lending activities. Pursuant to the Fund's Securities Lending Procedures, the Fund may invest cash collateral in, among other investments, an affiliated money market fund. OFI Liquid Assets Fund, LLC ("LAF") is a limited liability company whose investment objective is to seek current income and stability of principal. The Manager is also the investment adviser of LAF. LAF is not registered under the Investment Company Act of 1940. However, LAF does comply with the investment restrictions applicable to registered money market funds set forth in Rule 2a-7 adopted under the Investment Company Act. When applicable, the Fund's investment in


                   10 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

LAF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of LAF's expenses, including its management fee of 0.08%.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

USE OF LEVERAGE. Derivatives typically have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

ILLIQUID OR RESTRICTED SECURITIES

As of February 28, 2009, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of February 28, 2009, the Fund had on loan securities valued at $32,620,136. Collateral of $36,969,672 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2009 are noted below. The


                   11 | OPPENHEIMER INTERNATIONAL GROWTH FUND

Oppenheimer International Growth Fund

STATEMENT OF INVESTMENTS FEBRUARY 28, 2009 / UNAUDITED

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,372,783,643
                                 ==============
Gross unrealized appreciation    $   95,846,720
Gross unrealized depreciation      (660,701,929)
                                 --------------
Net unrealized depreciation      $ (564,855,209)
                                 ==============


                   12 | OPPENHEIMER INTERNATIONAL GROWTH FUND


ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 04/13/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 04/13/2009